Material Accounting Policies - Disclosure of estimated useful life or depreciation rate (Details)	12 Months Ended
Apr. 30, 2026
Computer software [Member] | Bottom of range [Member]
Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment	3
Computer software [Member] | Top of range [Member]
Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment	4
Mining Equipment [Member] | Bottom of range [Member]
Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment	5
Mining Equipment [Member] | Top of range [Member]
Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment	15
Vehicles [Member]
Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment	4